Expenses (Income) Related Fire Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended		36 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended		36 Months Ended	12 Months Ended		36 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 27, 2013 Property	Sep. 27, 2013 Business Interruption	Jun. 28, 2013 Damage from Fire, Explosion or Other Hazard	Jun. 28, 2013 Damage from Fire, Explosion or Other Hazard	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard	Dec. 31, 2012 Damage from Fire, Explosion or Other Hazard	Dec. 31, 2011 Damage from Fire, Explosion or Other Hazard	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard	Dec. 31, 2012 Damage from Fire, Explosion or Other Hazard Third Party	Dec. 31, 2011 Damage from Fire, Explosion or Other Hazard Third Party	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard Third Party	Jun. 28, 2013 Damage from Fire, Explosion or Other Hazard Property	Jun. 28, 2013 Damage from Fire, Explosion or Other Hazard Business Interruption	Jun. 28, 2013 Damage from Fire, Explosion or Other Hazard Business Interruption	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard Property Insurance	Dec. 31, 2012 Damage from Fire, Explosion or Other Hazard Property Insurance	Dec. 31, 2011 Damage from Fire, Explosion or Other Hazard Property Insurance	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard Property Insurance	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard Business Interruption Insurance	Dec. 31, 2012 Damage from Fire, Explosion or Other Hazard Business Interruption Insurance	Dec. 31, 2011 Damage from Fire, Explosion or Other Hazard Business Interruption Insurance	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard Business Interruption Insurance	Dec. 31, 2012 Damage from Fire, Explosion or Other Hazard Inventories	Dec. 31, 2011 Damage from Fire, Explosion or Other Hazard Inventories	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard Inventories	Dec. 31, 2012 Damage from Fire, Explosion or Other Hazard Property, Plant and Equipment	Dec. 31, 2011 Damage from Fire, Explosion or Other Hazard Property, Plant and Equipment	Dec. 31, 2013 Damage from Fire, Explosion or Other Hazard Property, Plant and Equipment
Extraordinary Item [Line Items]
Insurance recoveries	$ 61,900						$ 26,900	$ 35,000	$ (8,475)	$ (12,162)	$ (30,934)	$ (14,630)	$ (16,336)	$ (61,900)				$ (1,927)	$ (8,475)	$ (10,235)	$ (6,351)	$ (5,310)	$ (15,191)	$ (26,852)	$ (24,583)	$ (9,320)	$ (1,145)	$ (35,048)
Net fire gain		4,635	2,916	12,483	(4,736)	(2,947)			(4,635)	(4,843)	(18,834)	(1,367)	2,947	(17,254)
Insurance deductibles				(200)							(100)		200	100
Non-cash asset impairments Inventories, tooling and supplies																													(346)	1,336	990	(163)	2,703	2,540
Losses of third-party property															(456)	11,252	10,796
Subtotal asset impairments and third-party property															(965)	15,291	14,326
Business interruption expenses									3,840	7,319	12,200	14,228	3,792	30,220
Subtotal prior to insurance recoveries											$ 12,100	$ 13,263	$ 19,283	$ 44,646